Fair Value of Financial Instruments (Tables)	1 Months Ended	6 Months Ended
	Mar. 31, 2013	Sep. 30, 2013
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis

The following schedule summarizes the valuation of financial instruments at fair value on a recurring basis in the balance sheet as of March 31, 2013:

Fair Value Measurements at March 31, 2013
	Level 1	Level 2	Level 3

Assets	NONE	NONE	NONE

Liabilities	NONE	NONE	NONE

The following schedule summarizes the valuation of financial instruments at fair value on a recurring basis in the balance sheet as of September 30, 2013:

Fair Value Measurements at September 30, 2013
	Level 1	Level 2	Level 3

Assets	NONE	NONE	NONE

Liabilities	NONE	NONE	NONE